Note 4 - Significant Accounting Policies (Details Textual)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Deferred Profit Sharing Plan, maximum matching percentage of gross earnings	2.00%
Employee Profit Sharing Plan, maximum matching percentage of gross earnings	2.00%
Employee Unit Purchase Plan, maximum matching percentage of gross earnings	3.00%
Defined contribition plan, matching percentage of gross earnings	4.00%
Maximum combined employee unit purchase plan and 401(k) plan matching percentage of gross earnings	5.00%
Maximum combined percentage of gross earnings match for employee unit purchase plan	3.00%
Maximum combined percentage of gross earnings match for 401(k) plan	2.00%
Vesting period for 402(k) plan	2 years
Vesting period for employee unit purchase plan	180 days